Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
IPC | General Advisory And Management Services
Related Party Transaction
Specified amount of annual fees for ongoing advisory and management services	$ 0.5
Annual fee for ongoing advisory and management services as a percentage of adjusted EBITDA	0.75%
Amount incurred		1.1	0.9	0.8
Ryan Companies US, Inc. | Operating Lease Services
Related Party Transaction
Amount incurred		0.3	0.3	0.4
CT Partners | Executive Positions Search Services
Related Party Transaction
Number of members of board of directors also serving as directors of CT Partners		1
Amount incurred		$ 0.3